Financial Instruments and Financial Risk Management - Narrative (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) item	Jun. 30, 2022 CAD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	0
Number of financial institutions where substantial cash is maintained | item	2
Working capital	$ 88,678,997	125,024,698
Conversion rate	1.355
Reasonably possible change In US Dollar relative to Canadian Dollar	10.00%
Foreign exchange comprehensive loss	$ 6,632,000	$ 10,337,000